Share-based compensation expense (Tables)	6 Months Ended
Jun. 30, 2021
Share-based compensation expense
Schedule of Share-based compensation expense

	For the three months ended		For the six months ended
	June 30,		June 30,
	2021	2020	2021	2020
Stock options and restricted share units	$1.6	$1.3	$3.0	$2.5
Deferred share units	3.4	5.5	4.0	5.6
	$5.0	$6.8	$7.0	$8.1